Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests for the years ended December 31 consists of the following:

	2018	2017
HLBV and other adjustments attributable to:
Non-controlling interests - Class A partnership units	$103,150	$39,850
Non-controlling interests - redeemable Class A partnership units	7,545	10,358
Other net earnings attributable to:
Non-controlling interests	(2,174)	(2,438)
	$108,521	$47,770
Redeemable non-controlling interests, held by related party	(2,622)	—
Net effect of non-controlling interests	$105,899	$47,770

17.	Non-controlling interests and redeemable non-controlling interests (continued)
The non-controlling Class A membership equity investors (“Class A partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(r).

Changes in Redeemable Non-Controlling Interest
Changes in redeemable non-controlling interests are as follows:

	Redeemable non-controlling interests held by related party		Redeemable non-controlling interests
	2018	2017	2018	2017
Opening balance	$—	$—	$41,553	$21,922
Net effect from operations	2,622	—	(7,545)	(10,356)
Contributions	305,000	—	—	31,105
Dividends and distributions declared	—	—	(644)	(1,118)
Closing balance	$307,622	$—	$33,364	$41,553